Leases	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Leases
NOTE 16 - LEASES
The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off -hires days) as of December 31, 2014, is as follows:

Amount
2015	$209,885
2016	170,306
2017	166,753
2018	151,952
2019	122,667
2020 and thereafter	421,251
$1,242,814